GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP GROWTH FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.04%
166,895	Freeport-McMoRan Inc	$ 5,429,095
13,047	Sherwin-Williams Co	3,649,637
		9,078,732
Communications — 21.80%
835	Airbnb Inc Class A(a)	140,071
23,559	Alphabet Inc Class C(a)	62,792,038
13,781	Amazon.com Inc(a)	45,271,136
8,610	Booking Holdings Inc(a)	20,439,021
61,667	CDW Corp	11,224,627
5,209	Etsy Inc(a)	1,083,264
58,372	Facebook Inc Class A(a)	19,810,873
29,652	Match Group Inc(a)	4,655,068
959	MercadoLibre Inc(a)	1,610,545
26,344	Motorola Solutions Inc	6,120,238
5,500	Netflix Inc(a)	3,356,870
1,751	Roku Inc(a)	548,676
77	Shopify Inc Class A(a)	104,395
114,886	Snap Inc Class A(a)	8,486,629
2,323	Trade Desk Inc Class A(a)	163,307
53,406	Uber Technologies Inc(a)	2,392,589
4,248	Wayfair Inc Class A(a)(b)	1,085,406
10,487	Zillow Group Inc Class C(a)	924,324
		190,209,077
Consumer, Cyclical — 9.18%
2,801	AutoZone Inc(a)	4,756,070
12,587	Carvana Co(a)	3,795,484
4,322	Chipotle Mexican Grill Inc(a)	7,855,321
60,346	Copart Inc(a)	8,371,197
42,452	Hilton Worldwide Holdings Inc(a)	5,086,762
34,078	Lowe's Cos Inc	6,913,063
15,316	O'Reilly Automotive Inc(a)	9,358,995
91,329	Ross Stores Inc	9,941,162
124,645	Tapestry Inc	4,614,358
13,449	Tesla Inc(a)	10,429,431
136,275	TJX Cos Inc	8,991,425
		80,113,268
Consumer, Non-Cyclical — 19.79%
3,839	ABIOMED Inc(a)	1,249,671
9,633	Affirm Holdings Inc(a)(b)	1,147,579
11,657	Align Technology Inc(a)	7,756,918
1,473	Alnylam Pharmaceuticals Inc(a)	278,117
12,828	Biogen Inc(a)	3,630,196
16,004	BioMarin Pharmaceutical Inc(a)	1,236,949
2,269	Boston Beer Co Inc Class A(a)	1,156,623
14,496	Cooper Cos Inc	5,991,342
32,702	Danaher Corp	9,955,797
6,289	Dexcom Inc(a)	3,439,203
69,255	Edwards Lifesciences Corp(a)	7,840,359
40,285	Eli Lilly & Co	9,307,849
20,126	Estee Lauder Cos Inc Class A	6,036,391
11,238	Exact Sciences Corp(a)	1,072,667
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
32,886	HCA Healthcare Inc	$ 7,982,090
9,468	Humana Inc	3,684,472
4,858	Intuitive Surgical Inc(a)	4,829,581
31,011	Johnson & Johnson	5,008,277
2,677	MarketAxess Holdings Inc	1,126,187
29,975	McKesson Corp	5,976,415
3,511	Moderna Inc(a)	1,351,243
69,452	Monster Beverage Corp(a)	6,169,421
102,152	PayPal Holdings Inc(a)	26,580,972
42,683	PepsiCo Inc	6,419,950
5,746	Regeneron Pharmaceuticals Inc(a)	3,477,364
25,649	Seagen Inc(a)	4,355,200
16,315	Square Inc Class A(a)	3,912,990
26,476	Thermo Fisher Scientific Inc	15,126,533
40,064	Verisk Analytics Inc	8,023,617
58,292	Zimmer Biomet Holdings Inc	8,531,617
		172,655,590
Energy — 1.09%
1,210	Enphase Energy Inc(a)	181,464
314,129	Schlumberger NV	9,310,783
		9,492,247
Financial — 10.91%
93,515	Blackstone Inc	10,879,535
21,966	Capital One Financial Corp	3,557,833
306,303	Charles Schwab Corp	22,311,111
87,692	Intercontinental Exchange Inc	10,068,795
19,096	Marsh & McLennan Cos Inc	2,891,707
74,051	Mastercard Inc Class A	25,746,052
90,712	Morgan Stanley	8,827,185
48,546	Progressive Corp	4,388,073
10,071	SVB Financial Group(a)	6,514,728
		95,185,019
Industrial — 8.14%
186,639	Amphenol Corp Class A	13,667,574
39,037	Deere & Co	13,080,128
21,204	FedEx Corp	4,649,825
32,507	Illinois Tool Works Inc	6,716,921
8,355	Norfolk Southern Corp	1,998,934
40,655	Rockwell Automation Inc	11,954,196
80,451	Stanley Black & Decker Inc	14,103,865
27,728	Trane Technologies PLC	4,787,239
		70,958,682
Technology — 25.12%
32,304	Accenture PLC Class A	10,334,696
19,610	Adobe Inc(a)	11,289,869
81,514	Advanced Micro Devices Inc(a)	8,387,791
287,887	Apple Inc	40,736,010
9,399	ASML Holding NV	7,003,289
57,248	Electronic Arts Inc	8,143,528

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP GROWTH FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Technology — (continued)
38,949	Fidelity National Information Services Inc	$ 4,739,314
2,544	HubSpot Inc(a)	1,719,973
3,911	Intuit Inc	2,110,024
9,811	Lam Research Corp	5,583,931
199,065	Microsoft Corp	56,120,405
4,160	MongoDB Inc(a)	1,961,482
3,501	MSCI Inc	2,129,798
26,500	NVIDIA Corp	5,489,740
68,918	Oracle Corp	6,004,825
147,084	QUALCOMM Inc	18,970,894
48,219	salesforce.com Inc(a)	13,077,957
45,997	SS&C Technologies Holdings Inc	3,192,192
15,648	Synopsys Inc(a)	4,685,168
31,873	Texas Instruments Inc	6,126,309
1,344	Twilio Inc Class A(a)	428,803
3,665	Workday Inc Class A(a)	915,847
		219,151,845
TOTAL COMMON STOCK — 97.07% (Cost $606,916,287)		$846,844,460
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.29%
$594,180	Undivided interest of 0.64% in a repurchase agreement (principal amount/value $92,234,491 with a maturity value of $92,234,619) with RBC Capital Markets Corp, 0.05%, dated 9/30/21 to be repurchased at $594,180 on 10/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/31/21 - 5/1/58, with a value of $94,079,185.(c)	594,180
594,180	Undivided interest of 0.78% in a repurchase agreement (principal amount/value $75,803,310 with a maturity value of $75,803,415) with Bank of America Securities Inc, 0.05%, dated 9/30/21 to be repurchased at $594,180 on 10/1/21 collateralized by Federal National Mortgage Association securities, 1.50% - 5.00%, 9/1/31 - 7/1/60, with a value of $77,319,376.(c)	594,180
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$594,180	Undivided interest of 23.46% in a repurchase agreement (principal amount/value $2,533,337 with a maturity value of $2,533,341) with HSBC Securities (USA) Inc, 0.05%, dated 9/30/21 to be repurchased at $594,180 on 10/1/21 collateralized by various U.S. Government Agency securities, 3.00% - 4.50%, 1/1/26 - 9/20/51, with a value of $2,584,004.(c)	$ 594,180
125,086	Undivided interest of 27.86% in a repurchase agreement (principal amount/value $449,117 with a maturity value of $449,118) with TD Securities (USA) Inc, 0.05%, dated 9/30/21 to be repurchased at $125,086 on 10/1/21 collateralized by various U.S. Government Agency securities, 1.50% - 4.50%, 12/1/35 - 10/1/51, with a value of $458,099.(c)	125,086
594,180	Undivided interest of 4.12% in a repurchase agreement (principal amount/value $14,411,175 with a maturity value of $14,411,199) with Citigroup Global Markets Inc, 0.06%, dated 9/30/21 to be repurchased at $594,180 on 10/1/21 collateralized by U.S. Treasury securities, 0.13% - 2.75%, 6/30/22 - 2/15/28, with a value of $14,699,399.(c)	594,180
TOTAL SHORT TERM INVESTMENTS — 0.29% (Cost $2,501,806)		$2,501,806
TOTAL INVESTMENTS — 97.36% (Cost $609,418,093)		$849,346,266
OTHER ASSETS & LIABILITIES, NET — 2.64%		$23,026,482
TOTAL NET ASSETS — 100.00%		$872,372,748

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP GROWTH FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2021.
(c)	Collateral received for securities on loan.
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.

September 30, 2021

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2021, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2021